Long-term debt	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Long-term debt
6. Long-term debt

	As at December 31
	2021	2020
Syndicated credit facility	$321.5	$395.0
PROP Limited recourse loan	16.0	—
Senior secured notes – 2008 Notes
9.37%, US$3.7 million, maturing November 30, 2022	4.7	5.2
Senior secured notes – 2010 Q1 Notes
8.82%, US$8.9 million, maturing November 30, 2022	11.3	12.4
Senior secured notes – 2010 Q4 Notes
7.85%, US$12.1 million, maturing November 30, 2022	15.4	16.9
7.95%, US$5.3 million, maturing November 30, 2022	6.8	7.4
8.20%, US$2.0 million, maturing November 30, 2022	2.5	2.7
Senior secured notes – 2011 Q4 Notes
7.76%, US$11.3 million, maturing November 30, 2022	14.2	15.7

Total credit facility and senior secured notes	$392.4	$455.3
Deferred interest	1.3	—
Deferred financing costs	(2.7)	(3.5)

Total long-term debt	391.0	451.8

Current portion	$391.0	$451.8

At December 31, 2021 and 2020, the
term-out
date of the syndicated credit facility was within one year of the balance sheet date, which resulted in the outstanding amount being presented as a current liability.
In the fourth quarter of 2021, as part of the 45
 percent interest acquisition in PROP, a portion of the cash consideration was obtained through a new $16.3 million limited recourse amortizing loan. The maturity date of the loan is
December 31, 2022 and it has an interest rate of 10.5
percent. In 2021, $0.3 million was repaid on the loan.
The Company made repayments of US$4.1
million ($
5.1 million) on our senior secured notes during 2021 (2020 - $nil). Subsequent to December 31, 2021, as a result of a one-time
adjustment to reduce our undrawn borrowing availability on our syndicated credit facility, the Company made a US$5.7 million repayment on our senior secured notes which reduces the Company’s outstanding balance of our senior secured notes to approximately US$37.7 million. There were no senior note issuances in either 2021 or 2020
.
Additional information on Obsidian Energy’s senior secured notes was as follows:

	As at December 31
	2021	2020
Weighted average remaining life (years)	0.9	0.9
Weighted average interest rate	8.2%	5.2%
The estimated fair values of the principal and interest obligations of the outstanding senior secured notes were as follows:

	As at December 31
	2021	2020
2008 Notes	$4.7	$4.3
2010 Q1 Notes	11.3	10.2
2010 Q4 Notes	24.3	22.0
2011 Notes	14.1	12.8

Total	$54.4	$49.3

The Company has a reserve-based syndicated credit facility which is subject to a semi-annual borrowing base redetermination typically in May and November of each year. The aggregate amount available under the syndicated credit facility is
$366.8
million which consists of a
$260.0
million revolving syndicated credit facility and a
$106.8
million
non-revolving
term loan. The revolving period under the syndicated credit facility is set at
 May 31, 2022,
with the maturity date of both the syndicated credit facility and non-revolving
term loan being

November 30, 2022.
Drawings on the Company’s syndicated credit facility are subject to fluctuations in short-term money market rates as they are generally held as short-term borrowings. As at December 31, 2021, 82 percent (2020 – 87 percent) of Obsidian Energy’s long-term debt instruments were exposed to changes in short-term interest rates.
At December 31, 2021, letters of credit totaling $5.0 million were outstanding (2020 – $5.0 million) that reduce the amount otherwise available to be drawn on the syndicated credit facility.
The aggregate amount available under our syndicated credit facility is scheduled for review on a semi-annual basis and is based on our lender’s assessment of the Company’s reserves, forecasted commodity prices, decommissioning obligations and other factors. The recent commodity price volatility and the economic impact of
COVID-19
pandemic may result in increased risk regarding borrowing base redeterminations, maintaining available credit limits and extending debt instruments upon maturity. In the event that a decrease in the borrowing base occurs, this could result in a reduction to the available amount under the syndicated credit facility. In a situation where the amount available is below the amount drawn on the syndicated credit facility, the Company has 30 days to eliminate any shortfall by repaying amounts in excess of the new re-determined
borrowing base.
Financing expense consists of the following:

	Year ended December 31
	2021	2020
Interest on bank debt and senior notes	$27.1	$22.8
PROP limited recourse loan	0.2	—
Advisor fees	2.7	10.1
Deferred financing costs	5.5	2.8
Unwinding discount on lease liabilities	0.6	1.5
Debt modification	1.3	—

Financing	$37.4	$37.2

The senior note amending agreements entered into during the first quarter of 2021 resulted in a debt modification under IFRS 9 (“Financial Instruments”) and the recognition of a non-cash
loss of $2.3 million due to the extended term and increase in interest rates.
The Company is subject to Senior debt and Total debt to Capitalization financial covenants with a maximum ratio of 75 percent, as more specifically defined in the applicable lending agreements. At December 31, 2021, the Company was in compliance with our financial covenants under such lending agreements.
In 2015, as part of entering into amending agreements with our lenders and noteholders, the Company agreed to grant floating charge security over all of our property in favour of the lenders and the noteholders on a pari passu basis, which security will be fully released on such date when both (a) no default or event of default is continuing under the Company’s syndicated bank facility or senior notes and (b) the Company has achieved both (i) a Senior Debt to EBITDA ratio of 3:1 or less for four consecutive quarters, and (ii) an investment grade rating on its senior secured debt. The security remained in place at December 31, 2021. The security granted does not extend to the acquired 45 percent partnership interest in PROP, which secures the limited recourse amortizing loan.